Stock Based Compensation - Schedule of Fair Value of Stock Options Granted with Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - Employee Stock Option [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.49%	1.84%
Expected volatility	40.10%	39.90%
Expected life (in years)	10 years	10 years
Weighted-average estimated fair value of options granted during the year	$ 10.737	$ 6.90